August 28, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund II Post-Effective Amendment No. 251 (File No. 033-50718) and Amendment No. 253 (File No. 811-07102) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 251 and, under the Investment Company Act of 1940, as amended, Amendment No. 253 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is being made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of disclosing that the Trust’s RQSI GAA Systematic Global Macro Fund (the “Fund”) will invest, as a principal investment strategy, in the Fund’s wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”) for purposes of gaining greater exposure to commodity futures than the Fund can gain by investing directly in such instruments. In connection therewith, the Filing includes the following material changes (the “Material Changes”) relating to the Fund:

In the Prospectus:

1) Incorporating the expenses of the Subsidiary in the Fund’s fee table and example in the “Fund Fees and Expenses” section.

2) Making related changes to the Fund’s “Principal Investment Strategies” section, “More Information about the Fund’s Investment Objective and Strategies” section and “Investment Adviser” section.

3) Adding disclosure relating to Investment in the Subsidiary Risk and Tax Risk to the Fund’s “Principal Risks” section and “More Information About Risk” section.

In the Statement of Additional Information (“SAI”):

1) Adding disclosure relating to Investment in Subsidiary to the “Description of Permitted Investments” section.

2) Adding disclosure relating to Controlled Foreign Corporations to the “Taxes” section.

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001

In the Part C:

1) Disclosing that the Subsidiary is a controlled person of the Fund in response to Item 29 of Form N-1A.

While not Material Changes the Filing also reflects in the relevant sections the new, lower contractual expense cap between the Trust, on behalf of the Fund, and the Fund’s investment adviser. We hereby request selective review of only those portions of the Filing relating to the Material Changes, because no other material changes are being made in the Filing. The Fund’s prospectus and SAI were most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of the Fund, pursuant to Rule 485(a)(2) on November 22, 2017 (SEC Accession No. 0001135428-17-001062) (the “2017 Filing”). Other than the Material Changes, substantially all of the disclosures in the Filing that differ from those in the 2017 Filing have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund III since the 2017 Filing.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese

David W. Freese